Note 4 - Labor Costs - Labor Costs (Included in Cost of Sales and in Selling, General and Administrative Expenses) - Number of Employees (Details) - employee	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Number of employees	25,292	22,776	19,028
Argentina
Disclosure of geographical areas [line items]
Number of employees	6,444	5,169	4,376
Mexico
Disclosure of geographical areas [line items]
Number of employees	5,919	5,474	4,501
USA
Disclosure of geographical areas [line items]
Number of employees	3,509	2,684	1,596
Italy
Disclosure of geographical areas [line items]
Number of employees	2,136	2,011	2,039
Brazil
Disclosure of geographical areas [line items]
Number of employees	1,460	1,817	1,360
Romania
Disclosure of geographical areas [line items]
Number of employees	1,847	1,725	1,552
Colombia
Disclosure of geographical areas [line items]
Number of employees	1,183	1,009	746
Canada
Disclosure of geographical areas [line items]
Number of employees	944	758	561
Indonesia
Disclosure of geographical areas [line items]
Number of employees	495	506	521
Japan
Disclosure of geographical areas [line items]
Number of employees	11	379	399
Other
Disclosure of geographical areas [line items]
Number of employees	1,344	1,244	1,377